Schedule of Lease Cost (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Leases
Amortization charge of right-of-use assets	$ 180,823	$ 1,404,578	$ 1,597,585	$ 1,601,824
Interest of lease liabilities	11,561	89,805	35,521	93,435
Cash paid for operating leases	193,107	1,500,000	1,659,126	1,663,674
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$ 365,079	$ 2,835,821	$ 2,824,383	$ 3,194,319